PROMISSORY NOTES (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Proceeds from Notes Payable		$ 196,237	$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		11,393,643		8,086,796
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.0818
Promissory Note [Member]
Proceeds from Notes Payable		$ 196,237
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,133,333
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.075
Promissory Note [Member] | Subsequent Event [Member]
Repayments of Other Debt	$ 148,745
Promissory Note [Member] | Unsecured Convertible Debentures [Member] | Subsequent Event [Member]
Debt Conversion, Converted Instrument, Amount	$ 47,932